Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 13,101	$ 13,121	$ 50,042	$ 64,440
Percentage of revenue	100.00%	100.00%	100.00%	100.00%
Specialty [Member]
Revenue	$ 3,383	$ 6,795	$ 20,144	$ 26,643
Percentage of revenue	26.00%	52.00%	40.00%	41.00%
International [Member]
Revenue	$ 733	$ 3,847	$ 15,233	$ 17,862
Percentage of revenue	6.00%	29.00%	30.00%	28.00%
Food Drug And Mass [Member]
Revenue	$ 8,985	$ 2,479	$ 14,665	$ 19,935
Percentage of revenue	68.00%	19.00%	30.00%	31.00%